Financial Instruments (Details Narrative) $ in Millions	12 Months Ended
Nov. 30, 2022 USD ($)
Financial instruments
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	$ 1.0